            As filed with the U.S. Securities and Exchange Commission
                              on February 12, 1999


                        Securities Act File No. 33-11075
                    Investment Company Act File No. 811-4964

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/

                           Pre-Effective Amendment No. / /



                         Post-Effective Amendment No. 16 /x/


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/



                                Amendment No. 18 /x/



                        (Check appropriate box or boxes)

              Warburg, Pincus New York Intermediate Municipal Fund
            . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
               (Exact Name of Registrant as Specified in Charter)

       466 Lexington Avenue
   New York, New York 10017-3147                           10017-3147
       . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
(Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Janna Manes, Esq.
              Warburg, Pincus New York Intermediate Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3147
                . . . . . . . . . . . . . . . . . . . . . . . . .
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:  February 22, 1999



It is proposed that this filing will become effective (check appropriate box):



[  ]       immediately upon filing pursuant to paragraph (b)



[ x]       on February 22, 1999 pursuant to paragraph (b)


[  ]       60 days after filing pursuant to paragraph (a)(1)


[  ]       on (date) pursuant to paragraph (a)(1)


[  ]       75 days after filing pursuant to paragraph (a)(2)

[  ]       on (date) pursuant to paragraph (a)(2) of Rule 485.



If appropriate, check the following box:


[ x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 15 filed on December 15, 1998.

                                     PART C
                                OTHER INFORMATION

Item 23.                   Exhibits





Exhibit No.                            Description of Exhibit
-----------                            ----------------------
               a(1)                    Agreement and Declaration of Trust.(1)
                (2)                    Amendments to Agreement and Declaration of Trust.(1)
                (3)                    Certificate of Amendment.(2)
               b(1)                    Second Amended and Restated By-Laws.(1)
                (2)                    Amendment to the By-Laws.(3)
               c                       Form of Stock Certificates.(4)
               d                       Investment Advisory Agreement.(1)
               e                       Form of Distribution Agreement.(2)
               f                       Not applicable.

------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 16, 1996. (Securities Act File No. 33-11075)

(2) Incorporation by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on February 11, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on February 17, 1998.

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

Exhibit No.                            Description of Exhibit
-----------                            ----------------------

               g                       Form of Custodian Agreement with PNC Bank, as amended.(4)
               h(1)                    Form of Transfer Agency Agreement With State Street Bank & Trust Company.(4)
                (2)                    Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(4)
                (3)                    Form of Co-Administration Agreement with PFPC Inc.(4)
                (4)                    Forms of Services Agreements.(5)
               i(1)                    Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.(6)
                (2)                    Opinion of Sullivan & Worcester, Massachusetts counsel to the Fund.(1)
               j                       Consent of PricewaterhouseCoopers LLP Independent Accountants.(6)
               m(1)                    Form of Shareholder Services Plan.(7)
                (2)                    Form of Distribution Plan.(7)
               n                       Financial Data Schedule relating to Common Shares.(6)
               o                       Form of Rule 18f-3 Plan.(8)


------------------------
(5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Warburg, Pincus Managed Bond Trust, filed on February 28, 1995 (Securities Act File No. 33-73672).

(6)      To be filed by amendment.

(7) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) filed On November 5, 1997 (Securities Act File No. 333-39611).


(8) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement, dated December 15, 1998.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 25.          Limitation of Liability and Indemnification

                  Registrant and officers and directors or trustees of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 26 of Part C of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on February 11, 1997.

Item 26.          Business and Other Connections of
                  Investment Adviser

                  Warburg, a wholly owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 27. Principal Underwriter

                  (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health

Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                  (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

Item 28  Location of Accounts and Records

(1)      Warburg, Pincus New York
         Intermediate Municipal Fund
         466 Lexington Avenue
         New York, New York  10017-3147
         (Fund's Agreement and Declaration of Trust, by-laws and minute books)

(2)      State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110
         (records relating to its functions as transfer agent and dividend disbursing agent)

(3)      PFPC Inc.
         400 Bellevue Parkway
         Wilmington, Delaware  19809
         (records relating to its functions as co-administrator)

(4)      Counsellors Funds Service, Inc.
         466 Lexington Avenue
         New York, New York  10017-3147
         (records relating to its functions as co-administrator)


(5)      PNC Bank, National Association
         Mutual Fund Custody Services
         200 Stevens Drive
         Suite 440
         Lester, Pennsylvania 19113
         (records relating to its functions as custodian)

(6)      Counsellors Securities Inc.
         466 Lexington Avenue
         New York, New York  10017-3147
         (records relating to its functions as distributor)

(7)      Warburg Pincus Asset Management, Inc.
         466 Lexington Avenue
         New York, New York  10017-3147
         (records relating to its functions as investment adviser)

(8)      Boston Financial Data Services, Inc.
         2 Heritage Drive
         North Quincy, Massachusetts 02171
         (records relating to its functions as transfer agent and dividend disbursing agent)

Item 29. Management Services

         Not applicable.

Item 30. Undertakings


         Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th of February, 1999.


                                   WARBURG, PINCUS NEW YORK
                                     INTERMEDIATE MUNICIPAL FUND
                                     By:/s/Eugene L. Podsiadlo
                                        ---------------------------------------
                                           Eugene L. Podsiadlo
                                                President

                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated.



                      Signature                                         Title                                  Date
                      ---------                                         -----                                  ----
/s/      John L. Furth                                 Chairman of the Board of Trustees                February 12, 1999
-------------------------------------------------
         John L. Furth

/s/      Eugene L. Podsiadlo                           President                                        February 12, 1999
-------------------------------------------------
         Eugene L. Podsiadlo

/s/      Howard Conroy                                 Vice President and Chief Financial               February 12, 1999
-------------------------------------------------      Officer
         Howard Conroy

/s/      Daniel S. Madden                              Treasurer and Chief Accounting Officer           February 12, 1999
-------------------------------------------------
         Daniel S. Madden

/s/      Richard N. Cooper                             Trustee                                          February 12, 1999
-------------------------------------------------
         Richard N. Cooper

/s/      Jack W. Fritz                                 Trustee                                          February 12, 1999
-------------------------------------------------
         Jack W. Fritz

/s/      Jeffrey E. Garten                             Trustee                                          February 12, 1999
-------------------------------------------------
         Jeffrey E. Garten

/s/      Thomas A. Melfe                               Trustee                                          February 12, 1999
-------------------------------------------------
         Thomas A. Melfe

/s/      Arnold M. Reichman                            Trustee                                          February 12, 1999
-------------------------------------------------
         Arnold M. Reichman

/s/      Alexander B. Trowbridge                       Trustee                                          February 12, 1999
-------------------------------------------------
         Alexander B. Trowbridge